Average Annual Total Returns - Federated Hermes Total Return Bond Fund	A 1 Year	A 5 Years	A 10 Years	B 1 Year	B 5 Years	B 10 Years	C 1 Year	C 5 Years	C 10 Years	R 1 Year	R 5 Years	R 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions 5 Years	IS Return After Taxes on Distributions 10 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	SS 1 Year	SS 5 Years	SS 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 10 Years		Bloomberg Barclays U.S. Universal Index(reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg Barclays U.S. Universal Index(reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg Barclays U.S. Universal Index(reflects no deduction for fees, expenses or taxes) 10 Years		Lipper Core Bond Funds Average 1 Year		Lipper Core Bond Funds Average 5 Years		Lipper Core Bond Funds Average 10 Years
Total	4.09%	3.97%	3.37%	2.89%	4.01%	3.40%	7.44%	4.40%	3.32%	8.78%	4.73%	3.68%	9.58%	5.49%	4.42%	7.78%	3.94%	2.84%	5.93%	3.56%	2.75%	9.25%	5.17%	4.11%	9.59%	5.50%	4.37%	7.51%	[1]	4.44%	[1]	3.84%	[1]	7.58%	[2]	4.87%	[2]	4.16%	[2]	8.24%	[3]	4.59%	[3]	3.90%	[3]

[1]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[2]	The Bloomberg Barclays U.S. Universal Index covers USD-denominated, taxable bonds that are rated either investment-grade or high-yield.
[3]	Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges.